Leases (Tables)	12 Months Ended
Mar. 31, 2012
Assets And Related Accumulated Amortization Under Capital Leases

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Building and structures	¥20,118	¥21,476	$261,296
Tools, furniture and fixtures	4,822	4,584	55,773
Accumulated amortization	(12,178)	(14,224)	(173,062)

Net leased property	¥12,762	¥11,836	$144,007

Schedule Of Future Minimum Lease Payments For Capital And Noncancelable Operating Leases

	Millions of Yen
	Capital Leases and Financing Obligations	Operating Leases
Year ending March 31,
2013	¥3,622	¥9,620
2014	3,175	9,617
2015	3,071	9,582
2016	2,890	9,563
2017	2,673	9,175
2018 and thereafter	19,962	46,832

Total minimum lease payments	¥35,393	¥94,389

Less: amount representing interest (rates ranging from 1.250% to 9.362% per annum)	(8,132)

Present value of net minimum lease payments	27,261
Less: current portion	(2,458)

Non-current portion	¥24,803